UAM FUND SERVICES, INC.
211 CONGRESS STREET, 4TH FLOOR
BOSTON,  MASSACHUSETTS  02110


VIA EDGAR TRANSMISSION

March 6, 2000

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, Northwest
Washington, D.C. 20549

RE:     UAM Funds, Inc.
        File Nos. (33-25355/811-5683)

Dear Sir or Madam:

Pursuant to Rule 497 (j) under the Securities
Act of 1933, UAM Funds, Inc. (the "Fund") hereby certifies that the definitive forms of prospectuses dated February 28, 2000, that would have been filed under Rule 497 (c), do not differ from the forms of the prospectuses contained in Post- Effective Amendment No. 56 to the registration statement on Form N-1A filed electronically with the Securities and Exchange Commission on February 29, 2000.

If you have any questions regarding this certification, please call me at (617) 542-
5440.

Sincerely,

/s/ Martin J. Wolin

Martin J. Wolin
Associate General Counsel